ACCOUNTS RECEIVABLE, NET (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Credit Loss [Abstract]
Accounts receivables	$ 16,111,717	$ 10,301,288
Less: provision for credit loss	137,041	18,431	$ 13,273
Total accounts receivable, net	$ 15,974,676	$ 10,282,857